Note 10 - Preferred Stock (Narrative) (Q2) (Details) - USD ($)			6 Months Ended		12 Months Ended
	May 14, 2020	Feb. 06, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2020	Jan. 12, 2016	Mar. 14, 2014
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares issued			0		0	0
Preferred stock, par value			$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock issued, stated value			$ 0		$ 0	$ 0
Preferred stock, shares authorized			5,000,000		5,000,000	5,000,000
Anti-dilutive securities			68,519,676	126,545,367	46,027,476	159,810,830
Preferred Stock Conversion
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Anti-dilutive securities			17,500,000	0
Series C Preferred Stock
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares issued			90		90
Preferred stock, par value			$ 0.001		$ 0.001
Aggregate total purchase price			$ 2,250,000		$ 0
Preferred stock, shares authorized			90		90		90
Shares conversion price		$ 0.14
Number of days following such amendment to Articles of Incorporation, shares converted to common stock			5 days
Series C Preferred Stock | Maximum [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares redemption period			30 days
Shares redemption percentage on stated value			200.00%
Series C Preferred Stock | Private Placement
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares issued		90
Preferred stock, par value		$ 0.001
Preferred stock issued, stated value		$ 25,000
Aggregate total purchase price		$ 2,250,000
Series D Preferred Stock
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares issued			8		8
Preferred stock, par value			$ 0.001		$ 0.001
Preferred stock, shares authorized	8		8		8
Shares conversion price	$ 0.14
Number of days following such amendment to Articles of Incorporation, shares converted to common stock			5 days
Series D Preferred Stock | Maximum [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares redemption period			30 days
Shares redemption percentage on stated value			200.00%
Series D Preferred Stock | Private Placement
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares issued	8
Preferred stock, par value	$ 0.001
Preferred stock issued, stated value	$ 25,000
Aggregate total purchase price	$ 200,000